CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Buildings, improvements and equipment, net of accumulated depreciation	$ 486,976	$ 294,130
Stockholders' Equity (Deficit)
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0	$ 0
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	34,599,054	34,224,541
Common stock, outstanding shares	34,599,054	34,224,541